TAXES (Tables)	12 Months Ended
Mar. 31, 2025
TAXES
Summary of components of the provision for income taxes

	For the Years Ended
	March 31,
	2025	2024	2023
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	64,459	127,332	73,339
	64,459	127,332	73,339
Deferred tax provision (benefit)
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	48,979	(2,530)	34,490
	48,979	(2,530)	34,490
Income tax provision	$113,438	$124,802	$107,829

Schedule of reconciliation of statutory rates to effective tax rate

	For the Years Ended
	March 31,
	2025	2024	2023
China Statutory income tax rate	25.0%	25.0%	25.0%
Non-taxable items	—	0.2%	0.4%
Non-PRC entity not subject PRC income tax	(19.2)%	—	—
Effect of tax holiday and preferential tax rate	(4.7)%	(20.0)%	(29.3)%
Effect of change in tax rate	—	(2.8)%	—
Change in valuation allowance	(2.2)%	10.7%	13.5%
Others	—	(0.2)%	(1.8)%
Effective tax rate	(1.1)%	12.9%	7.8%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred taxes

	March 31,	March 31,
Deferred tax assets	2025	2024
Allowance for credit loss	$100,603	$78,810
Reserve for inventory	909	4,580
Unutilized marketing expenditure	989	—
Operating lease liabilities	26,709	43,346
Net operating loss carried forward	233,046	383,524
Total deferred tax assets	362,256	510,260
Valuation allowance	(335,547)	(445,403)
Deferred tax assets, net of valuation allowance	$26,709	$64,857
Net off deferred tax liabilities	(21,096)	(17,272)
Deferred tax assets, net	$5,613	$47,585

	March 31,	March 31,
Deferred tax liabilities	2025	2024
Finance lease	$6,351	$—
Right-of-use assets	21,709	17,350
Deferred tax liabilities	28,060	17,350
Net off deferred tax assets	(21,096)	(17,272)
Deferred tax liabilities, net	$6,964	$78

Summary of the movement of the valuation allowance

	March 31,	March 31,
Valuation allowance	2025	2024
Beginning balance	$445,403	$359,904
Current year addition (reduction)	(108,274)	104,207
Exchange difference	(1,582)	(18,708)
Ending balance	$335,547	$445,403

Schedule of taxes payable

	March 31,	March 31,
	2025	2024
Income tax payable	$78,257	$126,041
Value added tax payable	137,640	133,694
Other taxes payable	2,445	8,975
Total taxes payable	$218,342	$268,710